Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 3,718,492	$ 6,553,768	$ 4,296,676
Other current assets	50,011	15,590	16,804
Security deposit, current	4,106	7,500	0
TOTAL CURRENT ASSETS	3,772,609	6,576,858	4,313,480
Intangible assets, net	0	180	213
Property and equipment, net	110,402	75,948	13,259
Security deposit, non-current	0	0	7,500
TOTAL NON-CURRENT ASSETS	110,402	76,128	20,972
TOTAL ASSETS	3,883,011	6,652,986	4,334,452
CURRENT LIABILITIES
Accounts payable	254,289	138,314	14,955
Accrued expenses	20,418	40,615	516
TOTAL LIABILITIES	274,707	178,929	15,471
STOCKHOLDERS' EQUITY
Preferred Stock, $0.001 par value, 5,000,000 shares authorized, none issued and outstanding	0	0	0
Common Stock, $0.001 par value, 50,000,000 shares authorized, 17,870,261, 17,840,261 and 15,983,273 shares issued and outstanding as of December 31, 2019, March 31, 2019 and March 31, 2018 respectively	17,870	17,840	15,983
Additional paid-in capital	10,241,876	9,684,578	5,011,661
Common stock issuable	0	19,800	0
Accumulated deficit	(6,651,442)	(3,248,161)	(708,663)
TOTAL STOCKHOLDERS' EQUITY	3,608,304	6,474,057	4,318,981
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,883,011	$ 6,652,986	$ 4,334,452